Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common stock and additional paid in capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total company stockholders equity [Member]	Noncontrolling Interest [Member]	Total
Balance at ending, value at Dec. 31, 2019	$ 822,942	$ 29	$ 62,571	$ 885,542		$ 885,542
Balance at ending, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense	$ 3,760			3,760		3,760
Vesting of restricted share units
Vesting of restricted share units, shares	307,932
Conversion of Private Warrants to Public Warrants	$ 372			372		372
Shares issued to SAPESCO Selling Shareholders (Note 4)
Other	$ 2	35		37	59	96
Other, shares
Net income			22,461	22,461		22,461
Balance at ending, value at Jun. 30, 2020	$ 827,076	64	85,032	912,172	59	912,231
Balance at ending, shares at Jun. 30, 2020	87,495,221
Balance at beginning, value at Dec. 31, 2019	$ 822,942	29	62,571	885,542		885,542
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Balance at ending, value at Dec. 31, 2020	$ 831,146	64	113,216	944,426	(8)	944,418
Balance at ending, shares at Dec. 31, 2020	87,777,553
Balance at beginning, value at Mar. 31, 2020	$ 824,577	58	74,518	899,153		899,153
Balance at beginning, shares at Mar. 31, 2020	87,495,221
Share-based compensation expense	$ 2,125			2,125		2,125
Conversion of Private Warrants to Public Warrants	372			372		372
Other	$ 2	6		8	59	67
Other, shares
Net income			10,514	10,514		10,514
Balance at ending, value at Jun. 30, 2020	$ 827,076	64	85,032	912,172	59	912,231
Balance at ending, shares at Jun. 30, 2020	87,495,221
Balance at beginning, value at Dec. 31, 2020	$ 831,146	64	113,216	944,426	(8)	944,418
Balance at beginning, shares at Dec. 31, 2020	87,777,553
Balance at ending, value at Mar. 31, 2021	$ 846,160	97	124,688	970,945	(8)	970,937
Balance at ending, shares at Mar. 31, 2021	90,852,607
Balance at beginning, value at Dec. 31, 2020	$ 831,146	64	113,216	944,426	(8)	944,418
Balance at beginning, shares at Dec. 31, 2020	87,777,553
Share-based compensation expense	$ 4,600			4,600		4,600
Vesting of restricted share units
Vesting of restricted share units, shares	693,015
Shares issued to SAPESCO Selling Shareholders (Note 4)	$ 15,802			15,802		15,802
Shares issued to SAPESCO Selling Shareholders (Note 4), shares	2,648,650
Other		33		33		33
Other, shares
Net income			19,293	19,293		19,293
Balance at ending, value at Jun. 30, 2021	$ 851,548	97	132,509	984,154	(8)	984,146
Balance at ending, shares at Jun. 30, 2021	91,119,218
Balance at beginning, value at Mar. 31, 2021	$ 846,160	97	124,688	970,945	(8)	970,937
Balance at beginning, shares at Mar. 31, 2021	90,852,607
Share-based compensation expense	$ 3,039			3,039		3,039
Vesting of restricted share units
Vesting of restricted share units, shares
Conversion of Private Warrants to Public Warrants
Shares issued to SAPESCO Selling Shareholders (Note 4)	$ 2,349			2,349		2,349
Shares issued to SAPESCO Selling Shareholders (Note 4), shares	266,611
Other
Other, shares
Net income			7,821	7,821		7,821
Balance at ending, value at Jun. 30, 2021	$ 851,548	$ 97	$ 132,509	$ 984,154	$ (8)	$ 984,146
Balance at ending, shares at Jun. 30, 2021	91,119,218